BRIDGES INVESTMENT FUND, INC.


                        THIRD QUARTER SHAREHOLDER REPORT


                                      1996












                               CONTENTS OF REPORT


      Pages 1 - 2        Shareholder Letter

      Exhibit 1 Portfolio Transactions from July 1, 1996, through September 30, 1996

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data
      Pages F1-F14       Unaudited Financial Statements for the
                         Nine Months Ended September 30, 1996






      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.
Shareholder Letter           1              October 21, 1996



                                                                October 21, 1996


Dear Shareholder:

Third Quarter and Nine Months, 1996 Review
-------------------------------------------


     The net asset value per share of the Fund was $23.55 on September 30, 1996. This price was 0.6% higher than the $23.42 net asset value per share at June 30, 1996. The $23.55 price was up $2.01 or 9.3% from the $21.54 net asset value per share at December 31, 1995. The cash amounts distributed from 1996 net investment income were $.265 per share. Thus, the total value improvement from the First Nine Months of 1996 operations was $2.275 per share determined by adding $2.01 in price appreciation and $.265 in cash distributions. This $2.275 per share increase in value, when compared to the beginning net asset value of $21.54, resulted in a 10.6% total return for the Fund for the First Nine Months of 1996.

     After a moderate downward price correction in July, 1996, common stocks advanced in August and September, 1996 to new record high levels -- extending their long uptrend. Bond prices were generally trendless during the Summer Quarter, 1996, after declining on balance during the Winter and Spring Quarters of 1996 in response to rising interest rates.

Fund Operations
---------------


     The net assets of the Fund were $27,451,784 on September 30, 1996, representing the highest value for any calendar quarter reporting date. Net

Shareholder Letter           2              October 21, 1996

assets advanced $343,574 from the June 30, 1996 total of $27,108,210, an increase of 1.3% for the Third Quarter of 1996. For the First Nine Months of 1996, net assets were up $3,399,038 or 14.1% from the $24,052,746 value at December 31, 1995. On a trailing twelve month basis (September 30, 1995 to September 30, 1996) net assets grew from $22,527,409 to $27,451,784 --- a 21.9%
improvement.

     There were 1,165,788 shares of capital stock outstanding on September 30, 1996. This level of shares outstanding represented a record high for the Fund for any three months accounting statement period. The net gain in shares outstanding for the First Nine Months of 1996 was 49,168 units, which resulted in a 4.4% increase in comparison to the 1,116,620 shares outstanding at the end of 1995.

     Net investment income was $475,423 for the First Nine Months of 1996. compared to $467,197 for the same period in 1995. Net realized gains on investments for the First Nine Months of 1996 were $49,235 compared to $200,262 for the same time frame in 1995.

     The net increase in unrealized appreciation for portfolio securities was $2,091,162 for the Nine Months ending September 30, 1996. There was a $3,612,519 gain in unrealized appreciation achieved for the first three calendar quarters of 1995.




     Please refer to Exhibits 1 and 2 and pages F-1 through F-14 for specific details covering the Fund's recent portfolio transactions; the historical data with respect to net assets, shares outstanding, net asset value per share, dividends and capital gains distributions; and the various financial statements and accompanying footnotes as of September 30, 1996.

Shareholder Letter           3              October 21, 1996

Dividend
--------


     On October 15, 1996, the Board of Directors declared a $.14 per share dividend on shares of capital stock outstanding on the October 15, 1996 record date with this income distribution amount to be payable on or about October 21, 1996. This dividend is payable from the net investment income earned during the July - October, 1996 Quarter.

The Outlook
-----------


     The Dow Jones Industrial Average closed above $6,000 for the first time on October 14, 1996 for a record high of $6,010. The Wall Street Journal reported on that occasion that the price/earnings ratio for the Dow was 18.9 times earnings. The same article indicated that the price/earnings ratio for the "Dow" was 15.6 times earnings on February 23, 1995 when the popular index crossed $4,000 for the first time to $4,003.33. There has been a more than 20% increase in valuation multiples during the past twenty months that classifies common stock prices as less cheap and vulnerable to profit taking now in
comparison to similar valuations in early 1995.   Some versions of this same
observation have been made in past letters to you from time to time without an apparent response from subsequent stock market trading.

     The reasons for the dominant upward trend in stock prices in the mid-1990's are: (1) strong and rising corporate earnings per share; (2) reasonable interest rates; and (3) below average bond yields in comparison to returns that were available in the 1980's and early 1990's. The potential annual long term returns favored common stocks. As we conclude 1996 and move towards 1997, the Fund's management expects that there will be growth in corporate profits after taxes for the U.S. economy in comparison to 1996 levels, but the rate of

Shareholder Letter           4              October 21, 1996

improvement is likely to be quite modest in comparison to the growth in profits for the 1991 - 1996 time frame.

     The Fund's management assesses the annual consumer inflation rate for 1997 as likely to be higher (more than 3%) than the very favorable less than 3% annual rates for recent years. Costs for energy, food and labor are likely to tilt the indexes higher. As a result of upward price inflation and a reasonably strong economy, the Fund's management anticipates somewhat higher interest rates than present levels. This forecast should mean a drop for price/earnings ratios. The management views the environment ahead as less positive than in recent years, but still productive on balance, particularly for consistent earnings growth companies that are emphasized in the Fund's portfolio.

                                   Cordially,


                                   Edson L. Bridges II
                                   President
ELBII:elc



                                   Exhibit 1


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JULY 1, 1996, THROUGH SEPTEMBER 30, 1996



                                          Bought or       Held After
                Securities                Received        Transaction

           Common Stocks Unless            $1,000 Par      $1,000 Par
            Described Otherwise             Value (M)       Value (M)
                                            or Shares       or Shares
(1)<F1>   Dayton Hudson Corporation        7,000           10,500
(2)<F2>   Elan Corporation                 2,000            4,000
      First National of Nebraska               5              230
(3)<F3>   Hewlett-Packard                  6,000           12,000
      Home Depot, Inc.                     3,000            3,000
     Various issues of Commercial         37,748M           2,885M
       Paper Notes Purchased during
       3rd Qtr., 1996

                                          Sold or         Held After
                                          Exchanged       Transaction
                Securities
                                           $1,000 Par      $1,000 Par
           Common Stocks Unless             Value (M)       Value (M)
            Described Otherwise             or Shares       or Shares


      Delta Air Lines $3.50 Series C        3,000              --
        Convertible Preferred
     Various issues of Commercial Paper    37,548M             --
     Notes maturing during
     3rd Qtr., 1996





<F1>(1) - Received 7,000 shares in a 3-for-1 stock split on July 18, 1996.
<F2>(2) - Received 2,000 shares in a 2-for-1 stock split on August 22, 1996.
<F3>(3) - Received 6,000 shares in a 2-for-1 stock split on July 16, 1996.



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION


                                   Exhibit 2


                         BRIDGES INVESTMENT FUND, INC.


                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset      Dividend/ Capital
Valuation      Assets   Outstanding  Value/Share      Share   Gains/Share
  Date

  07-01-63    $  109,000       10,900    $10.00    $   -      $   -
  09-30-63       109,764       10,900     10.07        -          -
  12-31-63       159,187       15,510     10.13       .07         -
  03-31-64       202,354       19,105     10.59       .07         -
  06-30-64       253,932       23,438     10.83       .07         -
  09-30-64       310,307       28,286     10.97       .07         -
  12-31-64       369,149       33,643     10.97       .07         -
  03-31-65       434,523       38,531     11.28       .075       .028
  06-30-65       491,068       44,667     10.99       .07         -
  09-30-65       558,913       47,710     11.71       .07         -
  12-31-65       621,241       51,607     12.04       .07         -
  03-31-66       661,711       55,652     11.89       .085        -
  06-30-66       643,920       57,716     11.16       .07         -
  09-30-66       592,628       58,610     10.11       .07         -
  12-31-66       651,282       59,365     10.97       .07         -
  03-31-67       728,115       60,181     12.10       .085        -
EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
  06-30-67       753,075       61,364     12.27       .07         -
  09-30-67       823,967       62,810     13.12       .07         -
  12-31-67       850,119       64,427     13.20       .07         -
  03-31-68       812,416       65,607     12.38       .105        -
  06-30-68     1,013,629       72,214     14.04       .07         -
  09-30-68     1,046,852       72,633     14.41       .07         -
  12-31-68     1,103,734       74,502     14.81       .07         -
  03-31-69     1,083,278       77,393     14.00       .15         -
  06-30-69     1,030,784       79,169     13.02       .07         -
  09-30-69     1,063,290       83,291     12.77       .07         -
  12-31-69     1,085,186       84,807     12.80       .07         -
  03-31-70     1,061,534       87,349     12.15       .16         -
  06-30-70       843,133       88,367      9.54       .07         -
  09-30-70       959,114       89,417     10.73       .07         -
  12-31-70     1,054,162       90,941     11.59       .07         -
  03-31-71     1,168,919       91,819     12.73       .16         -
  06-30-71     1,198,777       92,573     12.94       .07         -
  09-30-71     1,200,753       92,723     12.95       .07         -
  12-31-71     1,236,601       93,285     13.26       .07         -
  03-31-72     1,285,684       93,661     13.73       .14        .08
  06-30-72     1,228,951       93,834     13.10       .07         -
  09-30-72     1,208,454       92,258     13.10       .07         -
  12-31-72     1,272,570       93,673     13.59       .07         -
  03-31-73     1,152,089       96,695     11.91       .13        .07
  06-30-73     1,073,939       97,943     10.96       .07         -
  09-30-73     1,131,789       99,353     11.39       .07         -
  12-31-73     1,025,521      100,282     10.23       .07         -
EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share


  03-31-74       988,697      101,763      9.72       .14         -
  06-30-74       863,820      101,578      8.50       .07         -
  09-30-74       667,051      101,292      6.59       .07         -
  12-31-74       757,545      106,909      7.09       .07         -
  03-31-75       909,125      106,162      8.56       .14         -
  06-30-75     1,028,687      106,517      9.66       .07         -
  09-30-75       954,187      107,651      8.86       .07         -
  12-31-75     1,056,439      111,619      9.46       .07         -
  03-31-76     1,230,953      115,167     10.69       .16         -
  06-30-76     1,265,767      117,506     10.77       .07         -
  09-30-76     1,313,363      121,229     10.83       .07         -
  12-31-76     1,402,661      124,264     11.29       .08         -
  03-31-77     1,335,592      126,714     10.54       .188       .062
  06-30-77     1,456,451      134,575     10.82       .08         -
  09-30-77     1,450,573      139,402     10.41       .08         -
  12-31-77     1,505,147      145,252     10.36       .08         -
  03-31-78     1,418,417      146,380      9.69       .211       .049
  06-30-78     1,523,758      145,470     10.47       .09         -
  09-30-78     1,672,364      150,729     11.10       .09         -
  12-31-78     1,574,097      153,728     10.24       .09         -
  03-31-79     1,724,695      162,627     10.61       .204       .051
  06-30-79     1,773,427      163,640     10.84       .09         -
  09-30-79     1,913,242      167,426     11.43       .09         -
  12-31-79     1,872,059      165,806     11.29       .09         -
  03-31-80     1,769,935      170,882     10.36       .25        .0525
  06-30-80     1,974,288      169,675     11.64       .10         -
  09-30-80     2,204,689      173,549     12.70       .10         -
EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
  12-31-80     2,416,997      177,025     13.65       .10         -
  03-31-81     2,424,976      184,148     13.17       .29        .0868
  06-30-81     2,356,007      186,307     12.65       .11         -
  09-30-81     2,128,956      183,447     11.61       .11         -
  12-31-81     2,315,441      185,009     12.52       .12         -
  03-31-82     2,165,531      194,140     11.15       .39        .19123
  06-30-82     2,074,816      190,067     10.92       .13         -
  09-30-82     2,262,073      189,837     11.92       .13         -
  12-31-82     2,593,411      195,469     13.27       .13         -
  03-31-83     2,815,081      209,390     13.44       .40        .2500
  06-30-83     3,030,744      212,068     14.29       .15         -
  09-30-83     3,210,564      223,059     14.39       .15         -
  12-31-83     3,345,988      229,238     14.60       .15         -
  03-31-84     3,279,542      247,700     13.24       .32        .5000
  06-30-84     3,322,155      262,695     12.65       .16         -
  09-30-84     3,554,876      263,783     13.48       .16         -
  12-31-84     3,727,899      278,241     13.40       .16         -
  03-31-85     4,058,327      300,068     13.52       .22        .6800
  06-30-85     4,351,707      305,496     14.24       .16         -
  09-30-85     4,260,686      310,379     13.73       .16         -
  12-31-85     4,962,325      318,589     15.58       .16         -
  03-31-86     5,663,449      347,479     16.30       .208       .86227
  06-30-86     6,174,120      365,531     16.89       .16         -
  09-30-86     6,392,215      399,871     15.99       .16         -




Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share
EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
  12-31-86     6,701,786      407,265     16.46       .16         -
  03-31-87     8,766,205      491,228     17.85       .196       .79447
  06-30-87     9,214,305      509,569     18.08       .16         -
  09-30-87     9,921,139      530,566     18.70       .16         -
  12-31-87     7,876,275      525,238     15.00       .14        .24513
  03-31-88     8,649,901      565,608     15.29       .16         -
  06-30-88     9,027,829      574,563     15.71       .15         -
  09-30-88     8,986,977      575,956     15.60       .16         -
  12-31-88     8,592,807      610,504     14.07       .38       1.10967
  03-31-89     9,103,009      618,331     14.72        -          -
  06-30-89     9,531,124      614,861     15.50       .16         -
  09-30-89    10,815,006      652,207     16.58       .16         -
  12-31-89    10,895,182      682,321     15.97       .35       0.53769
  03-31-90    11,000,740      695,558     15.82        -          -
  06-30-90    11,521,748      696,414     16.54       .16       0.02646
  09-30-90    10,534,037      706,268     14.92       .16         -
  12-31-90    11,283,448      744,734     15.15       .35       0.40297
  03-31-91    12,685,391      759,477     16.70        -          -
  06-30-91    12,485,281      766,387     16.29       .16         -
  09-30-91    13,225,379      780,213     16.95       .16         -
  12-31-91    14,374,679      831,027     17.30       .34       0.29292
  03-31-92    14,428,305      851,349     16.95        -          -
  06-30-92    14,691,191      863,019     17.02       .15         -
  09-30-92    15,940,013      910,936     17.50       .16         -
  12-31-92    17,006,789      971,502     17.51       .325      0.15944
  03-31-93    18,071,613    1,008,275     17.92        -          -
  06-30-93    17,621,101      992,755     17.75       .15         -
  09-30-93    17,949,559      999,163     17.96       .15         -
  12-31-93    17,990,556    1,010,692     17.80       .3125     0.17075
  03-31-94    17,777,177    1,021,219     17.41        -          -
  06-30-94    17,953,364    1,033,984     17.36       .14         -
  09-30-94    18,472,176    1,036,473     17.82       .15         -
EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
  12-31-94    18,096,297    1,058,427     17.10       .30       0.17874
  03-31-95    19,835,494    1,072,309     18.50        -          -
  06-30-95    21,416,325    1,076,463     19.90       .14         -
  09-30-95    22,527,409    1,082,829     20.80       .14         -
  12-31-95    24,052,746    1,116,620     21.54       .295      0.19289
  03-31-96    26,025,304    1,148,429     22.66         -         -
  06-30-96    27,108,210    1,157,425     23.42       .1325       -
  09-30-96    27,451,784    1,165,788     23.55       .1325       -


                                           F
                                       -1

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS


                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value

                                                                (Note 1)
                Title of Security

      COMMON STOCKS (74.0%)

Aircraft - Manufacturing (2.1%) -

  The Boeing Co.                                   6,000      $   567,000
                                                              ------------


Amusements - Recreation - Sporting Goods (0.9%)

  NIKE, Inc.                                       2,000      $   243,500
                                                              ------------


Banking and Finance (5.5%) -

  First National of Nebraska, Inc.                   230      $   782,000
  NationsBank Corporation                          3,000          260,625
  Norwest Corporation                              6,000          244,500
  State Street Boston Corp.                        4,000          229,500
                                                              ------------

                                                              $ 1,516,625
                                                              ------------


Beverages - Soft Drinks (2.5%) -

  PepsiCo, Inc.                                   24,000      $   678,000
                                                              ------------


Building Materials - Forest Products (0.9%) -

  Georgia Pacific Corp.                            3,000      $   237,375
                                                              ------------


Chemicals (8.4%) -

  The Dow Chemical Company                         7,000      $   561,750
  Du Pont (E.I.) De Nemours & Company              4,000          352,500
  Eastman Kodak Company                            7,000          549,500
  Monsanto Company                                17,500          638,750
  Morton International, Inc.                       5,000          198,750
                                                               -----------

                                                              $ 2,301,250
                                                              ------------


Computers - Hardware and Software (6.4%) -

  Cisco Systems, Inc.*                                        $   124,126
                                                   2,000
  Electronic Data Systems Corp.                    4,223          259,187
  HNC Software, Inc.*                                              80,000
                                                   2,000
  Hewlett-Packard Co.                             12,000          585,000
  International Business Machines Corporation      1,000          124,500
  Microsoft Corporation*                                          527,500
                                                   4,000
  Sun Microsystems, Inc.*                                          62,125
                                                   1,000
                                                             -------------
                                                              $ 1,762,438
                                                              -----------






    *
 Nonincome-producing security


                                      F-2

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
                                                                (Note 1)
       COMMON STOCKS   (Continued)

Drugs - Medicines - Cosmetics (7.7%) -
  Abbott Laboratories                              8,000      $   394,000
  Amgen, Inc.*                                                     63,125
                                                   1,000
  Bristol-Myers Squibb Co.                         3,000          289,125
  Elan Corporation PLC ADR*                                       119,500
                                                   4,000
  Johnson & Johnson                               10,000          512,500
  Merck & Co., Inc.                               10,000          703,750
  Perrigo Company*                                                 29,625
                                                   3,000
                                                              -----------
                                                              $ 2,111,625
                                                              ------------


Electrical Equipment and Supplies (2.1%) -

  General Electric Co.                             6,000      $   546,000
  Linear Technology Corporation                    1,000           36,875
                                                                ----------

                                                              $   582,875
                                                               -----------


Electronics (2.9%) -

  Intel Corporation                                4,000      $   381,752
  Motorola, Inc.                                   8,000          412,000
                                                               ----------

                                                              $   793,752
                                                              ------------


Finance - Real Estate (2.1%) -

  Federal Home Loan Mortgage Corporation           6,000      $   585,750
                                                              ------------


Finance - Services (0.4%) -

  First USA, Inc.                                  2,000      $   110,750
                                                              ------------

Food - Miscellaneous Products (3.3%) -

  Philip Morris Companies, Inc.                   10,000      $   897,500
                                                              ------------


Forest Products & Paper (1.0%)

  Kimberly-Clark Corporation                       3,000      $   264,375
                                                              ------------


Insurance - Multiline (1.4%) -

  American International Group, Inc.               1,000      $   100,750
  General Re Corp.                                 2,000          283,500
                                                               -----------

                                                              $   384,250
                                                              ------------


Insurance - Municipal Bond (0.9%) -

  MBIA, Inc.                                       3,000      $   257,250
                                                              ------------


    *
 Nonincome-producing security


                                  F-3

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996
                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security
                                                                (Note 1)
       COMMON STOCKS   (Continued)

Lumber and Wood Products (0.8%) -

  Weyerhaeuser Company                             5,000      $   230,625
                                                              ------------


Machinery - Construction & Mining (0.8%) -

  Caterpillar, Inc.                                3,000      $   226,125
                                                              ------------


Metal Products - Miscellaneous (1.0%) -

  Nucor Corporation                                5,500      $   279,125
                                                              ------------


Motion Pictures and Theatres (1.6%) -

  Walt Disney Co.                                  7,000      $   442,750
                                                              ------------


Petroleum Producing (6.5%) -

  Amoco Corporation                                5,000      $   352,500
  Atlantic Richfield Company                       2,000          255,000
  Chevron Corporation                             10,000          626,250
  Exxon Corporation                                4,000          333,000
  Mobil Corporation                                2,000          231,500
                                                               -----------

                                                              $ 1,798,250
                                                              ------------

Printing and Engraving (0.7%) -

  Deluxe Corp.                                     5,000      $   188,750
                                                               -----------


Publishing - Newspapers (1.0%) -

  Gannett Co., Inc.                                4,000      $   281,500
                                                              ------------


Publishing - Electronic (1.5%) -

  Reuters Holdings PLC                             6,000      $   415,500
                                                              ------------


Restaurants - Food Service (0.4%) -

  Apple South, Inc.                                3,500      $    46,813
  Brinker International, Inc.*                                     51,000
                                                              ------------
                                                   3,000
                                                              $    97,813
                                                              ------------


Retail Stores - Apparel and Clothing (1.5%) -

  Gap, Inc.                                       14,000      $   404,250
                                                              ------------


Retail Stores - Building Materials and Home

                   Improvement  (0.6%)

  Home Depot, Inc.                                 3,000      $   170,625
                                                              ------------


    *
 Nonincome-producing security

                                      F-4


                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
                                                                (Note 1)
       COMMON STOCKS   (Continued)

Retail Stores - Department (2.2%) -

  Dayton Hudson Corporation                       10,500      $   346,500
  Wal-Mart Stores, Inc.                           10,000          263,750
                                                              ------------

                                                              $   610,250
                                                              ------------


Retail Stores - Variety (1.0%) -

  Albertson's Inc.                                 6,500      $   273,812
                                                              ------------


Telecommunications (3.7%) -
  A T & T Corp.                                    5,000      $   261,250
  GTE Corporation                                 10,000          385,000
  Sprint Corporation                               8,000          311,000
  360 Communications Company*                                      62,651
                                                   2,666
                                                              -----------
                                                              $ 1,019,901
                                                              ------------


Transportation - Railroads (1.1%) -

  Union Pacific Corporation                        4,000      $   293,000
                                                              ------------



Utilities - Telecommunications (0.4%) -

  U S West Communications Group                    4,000      $   119,500
                                                              ------------


Waste Management (0.7%) -

  WMX Technologies, Inc.                           5,500      $   180,812
                                                              ------------



       TOTAL COMMON STOCKS (Cost - $11,433,885)               $20,326,903
                                                              ------------










    *
 Nonincome-producing security


                                      F-5

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
                                                                (Note 1)
      DEBT SECURITIES (25.3%)

Broadcast - Radio and Television (0.2%)-

  Comcast Corporation 3.375% Step-Up
    Convertible Subordinated Debentures
    due September 9, 2005                         $ 50,000    $    43,000
                                                              ------------


Food - Miscellaneous Products (0.4%) -

  Super Valu Stores, Inc. 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   105,439
                                                               -----------
U.S. Government (11.0%) -

  U.S. Treasury, 8.875% Notes,
    due November 15, 1997                          200,000        206,437

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                               200,000        209,063

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        213,687

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        215,813

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        212,187

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        209,375

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        242,750

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               200,000        207,125

  U.S. Treasury, 7.50% Notes,
    due February 15, 2005                          200,000        210,375

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        236,813

                                      F-6

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
                                                                (Note 1)
       DEBT SECURITIES   (Continued)

U.S. Government - (Continued)

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          200,000        207,250

  U.S. Treasury, 8.75% Bonds,
    due November 15, 2008                          200,000        221,625

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        227,187

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          200,000        209,500
                                                              ------------

                                                              $ 3,029,187
                                                              ------------

Household Appliances and Utensils (0.4%) -

  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   112,478
                                                              ------------


Office Equipment and Supplies (0.4%) -

  Xerox Corporation, 9.750%
    Notes, due March 15, 2000                     $100,000    $   109,235
                                                              ------------


Retail Stores - Broad Line Chains (0.5%) -

  Costco Wholesale Corporation 5.750%
    Convertible Subordinated Debentures,
    due May 15, 2002                              $150,000    $   139,500
                                                              ------------


Retail Stores - Department (1.0%) -

  Dillard Department Stores, Inc. 7.850%
    Debentures, due October 1, 2012               $150,000    $   153,651

  Sears Roebuck & Co.
    9.375% Debentures, due
    November 1, 2011                               100,000        116,969
                                                               -----------

                                                              $   270,620
                                                              ------------


Textiles - Miscellaneous (0.4%) -

  Guilford Mills, Inc.  6.000%
    Convertible Subordinated Debentures
    due September 15, 2012                        $100,000    $    96,000
                                                              ------------

                                      F-7

                         BRIDGES INVESTMENT FUND, INC.


                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                               SEPTEMBER 30, 1996

                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
                                                                (Note 1)
       DEBT SECURITIES   (Continued)

Transportation - Railroads (0.5%) -

  Union Pacific Corporation 6.00%
  Notes, due September 1, 2003                    $  150,000  $   140,051
                                                               -----------



Commercial Paper - Short Term (10.5%) -

  American Express Credit Corp.
    Commercial Paper Note 5.35%
    due October 1, 1996                           $1,360,000  $ 1,360,000

  Ford Motor Credit Corp.
    Commercial Paper Note 5.38%
    due October 1, 1996                           $  700,000  $   700,000

  General Electric Capital Corp.
    Commercial Paper Note 5.41%
    due October 1, 1996                           $  825,000      825,000
                                                             -------------

                                                              $ 2,885,000
                                                              -------------


      TOTAL DEBT SECURITIES (Cost - $6,895,518)               $ 6,930,510
                                                              ------------




TOTAL INVESTMENTS IN SECURITIES
  (Cost - $18,329,403)                               (99.3%)  $27,257,413
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.7%)      194,371
                                                              ------------

NET ASSETS, September 30, 1996                      (100.0%)  $27,451,784
                                                              ============












                                         T
                 he accompanying notes to financial statements
                     are an integral part of this schedule.


                                                                     F
                                                                 -8

                                                   BRIDGES INVESTMENT FUND, INC.


                                                STATEMENT OF ASSETS AND LIABILITIES


                                                         SEPTEMBER 30, 1996

                                                            (Unaudited)


ASSETS                                                           AMOUNT
   Investments, at market value (Note 1)
      Common stocks (cost $11,433,885)                         $20,326,903
      Debt securities (cost $6,895,518)                          6,930,510
                                                                -----------

            Total Investments                                  $27,257,413

   Cash                                                            112,426
   Receivables
      Dividends and interest                                       136,021
      Subscriptions to capital stock                                   297
                                                                  --------

TOTAL ASSETS                                                   $27,506,157
                                                                ==========


LIABILITIES
   Accrued operating expenses                                       54,373
                                                                    ------
TOTAL LIABILITIES                                              $    54,373
                                                                    ------

NET ASSETS
   Capital stock, $1 par value - Authorized 3,000,000 shares, less 674,940 shares redeemed; 1,840,728 shares issued;
      1,165,788 shares outstanding (Note 6)                    $ 1,165,788

   Paid-in surplus -
      Excess over par value of amounts received from sale
      of 1,840,728 shares, less amounts paid out in redeeming
      674,940 shares (Note 6)                                   17,142,423
                                                                -----------
            Net capital paid in on shares                      $18,308,211

   Accumulated undistributed net investment income                 168,791
   Accumulated net realized gain on investment
      transactions                                                  40,173
   Net unrealized appreciation on investments
      (Note 1)                                                   8,928,011

   Accumulated undistributed equilization amount (Note 1)            6,598
                                                                 ---------
TOTAL NET ASSETS                                               $27,451,784
                                                                ==========


TOTAL LIABILITIES AND NET ASSETS                               $27,506,157
                                                                ==========


NET ASSET VALUE PER SHARE (Note 5)                                $23.55
                                                                   =====
OFFERING PRICE PER SHARE (Note 5)                                 $23.55
                                                                   =====


REDEMPTION PRICE PER SHARE (Note 5)                               $23.55
                                                                   =====



              The accompanying notes to financial statements
                 are an integral part of this statement.


                                      F-9

                         BRIDGES INVESTMENT FUND, INC.



                            STATEMENT OF OPERATIONS


                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996

                                  (Unaudited)

                                                        AMOUNT      AMOUNT
INVESTMENT INCOME (Note 1)
   Interest                                             $339,028
   Dividends                                             309,364
                                                        --------


        Total Investment Income                                    $648,392

EXPENSES
   Management fees (Note 2)                             $ 99,206
   Custodian fees                                         26,076
   Professional services                                   8,175
   Insurance                                               8,046
   Bookkeeping services                                    8,243
   Printing and supplies                                  10,184
   Dividend disbursing and transfer
        agent fees (Note 3)                                7,286
   Computer programming                                    3,900
   Taxes and licenses                                        799
   Foreign Taxes Paid                                      1,054
                                                         -------



        Total Expenses                                             $ 172,969
                                                                   ----------


           NET INVESTMENT INCOME                                   $ 475,423
                                                                   ----------



REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS, NET (Note 1)

   Net realized gain on transactions in
        investment securities                           $  49,235

   Net increase in unrealized
        appreciation of investments                     2,091,162
                                                       -----------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $2,140,397
                                                                   ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,615,820
                                                                   ==========








                   The accompanying notes to financial statements
                    are an integral part of this statement.


                                      F-10


                        BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996 AND 1995

                                  (Unaudited)


                                                 1996         1995

INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $   475,423  $   467,197
     Net realized gain on transactions in
       investment securities (Note 1)             49,235      200,262
     Net increase in unrealized appreciation
       of investments (Note 1)                 2,091,162    3,612,519
                                              ----------   -----------
           Net increase in net assets
           resulting from operations         $ 2,615,820  $ 4,279,978

  Net equalization credits (Note 1)                2,399       (2,031)

  Distributions to shareholders from -
     Net investment income (Note 7)             (306,632)    (297,921)
     Net realized gain from investment
       transactions                                 -           -
  Equalization (Note 1)                             -           -
  Net capital share transactions
     (Note 6)                                  1,087,451      451,086
                                               ----------   ----------

           Total Increase in Net Assets      $ 3,399,038  $ 4,431,112


NET ASSETS:
  Beginning of year                           24,052,746   18,096,297
                                              ----------   -----------

  End of year (including accumulated
     undistributed net investment income
     of $175,389 and $169,276, respectively) $27,451,784  $22,527,409
                                             ===========  ===========














                   The accompanying notes to financial statements
                   are an integral part of these statements.

                                      F-11

                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                               SEPTEMBER 30, 1996

                                  (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.




                                              1996     1995   Net Change

          Net unrealized appreciation
           (depreciation):

          Aggregate gross unrealized
            appreciationon securities        $9,166,947   $5,908,291

          Aggregate gross unrealized
            depreciation on securities         (238,936)    (208,966)
                                             -----------  ------------

                         Net                  $8,928,011   $5,699,325 $3,228,686
                                             ===========   ========== ==========





          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.


                                        F-12






     B. Federal Income Taxes -


               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments. Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -


               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -


               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.


(2)  INVESTMENT ADVISORY CONTRACT


          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser is specifically identified in the Investment Advisory Contract.

                                      F-13




(3)  DIVIDEND DISBURSING AND TRANSFER AGENT
          Effective October 1, 1987, dividend disbursing and transfer agent
     services are   provided by Bridges Investor Services, Inc. (Transfer
     Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)  SECURITY TRANSACTIONS


          The cost of long term investment purchases during the first nine months ended September 30, was:

                                                         1996           1995

      United States government obligations            $  493,695     $  199,496
      Other Securities                                 1,068,905        478,262
                                                      -----------    -----------

                    Total Cost                        $1,562,600     $  677,758
                                                      ==========     ==========




            Net proceeds from sales of long term investments during the first nine months ended September 30, were:

                                                         1996           1995

      United States government obligations            $  423,527     $  200,000
      Other Securities                                   882,326        806,019
                                                      ----------     -----------


                     Total Net Proceeds               $1,305,853     $1,006,019
                                                      ==========     ==========



                     Total Cost Basis of
                       Securities Sold                $1,256,618     $  805,757
                                                      ==========     ==========






(5)  NET ASSET VALUE


           The net asset value per share represents the effective price for all subscriptions and redemptions.



                                      F-14



(6)  CAPITAL STOCK


      Shares of capital stock issued and redeemed are as follows:


                                                         1996           1995

            Shares sold                                   68,242         51,815
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                       18,250         21,932
                                                         --------       --------

                                                          86,492         73,747
            Shares redeemed                               37,323         49,345
                                                         -------         -------

              Net increase                                49,169         24,402
                                                         =======        ========




      Value of capital stock issued and redeemed is as follows:



                                                         1996            1995

             Shares sold                              $1,504,226     $  963,601
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                     433,606        406,593
                                                     ------------    -----------

                                                      $1,937,832     $1,370,194
             Shares redeemed                             850,381        919,108
                                                      ----------     -----------

               Net increase                           $1,087,451     $  451,086
                                                      ==========     ===========




(7)  DISTRIBUTION TO SHAREHOLDERS


             On October 15, 1996 a distribution of $.14 per share aggregating $164,056.75 was declared to shareholders of record on October 15, 1996, to be payable on October 21, 1996.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS


             In October, 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Investments and Fair Value of Financial Instruments. The Fund has not entered into any such investment or investment contracts. A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus. However, the Fund has never entered into a covered call option under those circumstances.